CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Limited Partners	Redemption-Exchange Units held by Brookfield Asset Management Inc.	Capital Limited Partners	Capital Redemption-Exchange Units held by Brookfield Asset Management Inc.	Retained earnings Limited Partners	Retained earnings Redemption-Exchange Units held by Brookfield Asset Management Inc.	Retained earnings Special Limited Partners	Ownership changes Limited Partners	Ownership changes Redemption-Exchange Units held by Brookfield Asset Management Inc.	Accumulated other comprehensive income (loss) Limited Partners [1]	Accumulated other comprehensive income (loss) Redemption-Exchange Units held by Brookfield Asset Management Inc. [1]	Capital	Interest of others in operating subsidiaries
Beginning balance at Dec. 31, 2018		$ 6,494	$ 1,548	$ 1,400	$ 1,766	$ 1,674	$ (237)	$ (234)	$ 0	$ 205	$ 195	$ (186)	$ (235)	$ 15	$ 3,531
Net income (loss)		434	43	45			43	45							346
Other comprehensive income (loss)		(198)	(32)	(29)								(32)	(29)		(137)
Comprehensive income (loss)		236	11	16			43	45				(32)	(29)		209
Contributions		235													235
Distributions	[2]	(1,713)	(18)	(17)			(18)	(17)							(1,678)
Ownership changes	[3]	(419)	10	12			(5)	(3)		15	15				(441)
Acquisition of interest	[4]	5,405													5,405
Unit issuances, net of repurchases	[2]	815	565	250	565	250
Ending balance at Dec. 31, 2019		11,053	2,116	1,661	2,331	1,924	(217)	(209)	0	220	210	(218)	(264)	15	7,261
Net income (loss)		580	(91)	(78)			(91)	(78)							749
Other comprehensive income (loss)		72	36	31								36	31		5
Comprehensive income (loss)		652	(55)	(47)			(91)	(78)				36	31		754
Contributions		715													715
Distributions	[2]	(1,262)	(20)	(17)			(20)	(17)							(1,225)
Ownership changes	[3]	2	(57)	(48)			93	82		(152)	(132)	2	2		107
Unit repurchases	[2]	(56)	(56)		(56)
Acquisition of interest	[4]	233													233
Ending balance at Dec. 31, 2020		11,337	1,928	1,549	2,275	1,924	(235)	(222)	0	68	78	(180)	(231)	15	7,845
Net income (loss)		2,153	258	228			258	228	157						1,510
Other comprehensive income (loss)		283	64	57								64	57		162
Comprehensive income (loss)		2,436	322	285			258	228	157			64	57		1,672
Contributions		1,094													1,094
Distributions	[2]	(2,129)	(20)	(17)			(20)	(17)	(157)						(1,935)
Ownership changes	[3]	(1,740)	105	194			60	53		82	105	(37)	36		(2,039)
Unit repurchases	[2]	(83)	(83)		(83)
Acquisition of interest	[4]	2,085													2,085
Ending balance at Dec. 31, 2021		$ 13,000	$ 2,252	$ 2,011	$ 2,192	$ 1,924	$ 63	$ 42	$ 0	$ 150	$ 183	$ (153)	$ (138)	$ 15	$ 8,722

[1]	See Note 20 for additional information.
[2]	See Note 19 for additional information on distributions and for additional information on unit issuances and repurchases.
[3]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[4]	See Note 3 for additional information.